ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in AOCIL [Roll Forward]
Balance at beginning of period	$ 350,169	$ 338,994	$ 264,933
Other comprehensive income (loss) before reclassifications	12,015	6,769	(3,878)
Amounts reclassified from AOCIL	1,795	(447)	(231)
Other comprehensive income (loss)	13,810	6,322	(4,109)
Balances at end of period	389,522	350,169	338,994
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	(3,786)	(10,108)	(5,999)
Other comprehensive income (loss)	13,810	6,322	(4,109)
Balances at end of period	10,024	(3,786)	(10,108)
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	3,739	(4,185)	(470)
Other comprehensive income (loss) before reclassifications	12,294	8,035	(3,671)
Amounts reclassified from AOCIL	(211)	(111)	(44)
Other comprehensive income (loss)	12,083	7,924	(3,715)
Balances at end of period	15,822	3,739	(4,185)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Losses on Cash Flow Hedges [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	(1,727)	(125)	269
Other comprehensive income (loss) before reclassifications	(279)	(1,266)	(207)
Amounts reclassified from AOCIL	2,006	(336)	(187)
Other comprehensive income (loss)	1,727	(1,602)	(394)
Balances at end of period	$ 0	$ (1,727)	$ (125)